Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited) - Additional Information2 (Detail) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Oct. 28, 2020 USD ($) $ / shares shares	Sep. 07, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	May 25, 2020 USD ($)	Apr. 27, 2020 USD ($)	Apr. 24, 2020 USD ($)
Subsequent Event [Line Items]
Common stock shares issued | shares			125		125	125
Common stock shares outstanding | shares			125		125	125
Repayment of terminated credit facility			$ 106,153	$ 10,085	$ 19,697	$ 30,000	$ 110,000
Borrowing									$ 200,000
Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing	$ 775,000
Senior Secured Notes
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 1,325,000
Subsequent Event
Subsequent Event [Line Items]
Debt instrument amount								$ 2,800
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity										$ 300,000
Conyers Park Merger Agreement
Subsequent Event [Line Items]
Purchase price of common stock | $ / shares			$ 10.00
Conyers Park Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Common stock shares acquired | shares	85,540,000	70,000,000
Gross proceeds	$ 855,400
Aggregate consideration, shares | shares	203,750,000
Common stock subject to forfeiture | shares	5,000,000
Common stock shares issued | shares	313,425,182
Common stock shares outstanding | shares	313,425,182
Redemption cost	$ 323,100
Trust account	131,200
Repayment of terminated credit facility	86,000
Debt instrument amount		$ 2,100,000
Conyers Park Merger Agreement | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	400,000
Borrowing	100,000
Conyers Park Merger Agreement | Subsequent Event | New Credit Facility
Subsequent Event [Line Items]
Debt instrument amount	1,325,000
Conyers Park Merger Agreement | Subsequent Event | Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument amount	$ 775,000
Conyers Park Merger Agreement | Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Number of aggregate shares issued	32,114,818
Public Shares for a pro rata portion | $ / shares	$ 10.06
Redemption amount	$ 323,100
Conyers Park Merger Agreement | Subsequent Event | CP Sponsor and the Advantage Sponsors
Subsequent Event [Line Items]
Common stock shares acquired | shares	35,540,000
Conyers Park Merger Agreement | Subsequent Event | Other Purchases
Subsequent Event [Line Items]
Common stock shares acquired | shares	50,000,000